UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $114,931 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B40Z3X6GB    10228  8315531 SH       SOLE                  8315531        0        0
INDIA HOSPITALITY CORP                          B41S141GB      334 11126906 SH       SOLE                 11126906        0        0
BOEING CO                      COM              097023105     9470   174954 SH       SOLE                   174954        0        0
DELL INC                       COM              24702R101     9440   657375 SH       SOLE                   657375        0        0
EDISON INTL                    COM              281020107     9288   267062 SH       SOLE                   267062        0        0
COSTCO WHSL CORP NEW           COM              22160K105     8427   142428 SH       SOLE                   142428        0        0
LOWES COS INC                  COM              548661107     8441   360875 SH       SOLE                   360875        0        0
PFIZER INC                     COM              717081103     8131   447025 SH       SOLE                   447025        0        0
ELECTRONIC ARTS INC            COM              285512109     7687   433050 SH       SOLE                   433050        0        0
SAFEWAY INC                    COM NEW          786514208     6555   307883 SH       SOLE                   307883        0        0
WELLPOINT INC                  COM              94973V107     6375   109360 SH       SOLE                   109360        0        0
AETNA INC NEW                  COM              00817Y108     6487   204650 SH       SOLE                   204650        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6129   201082 SH       SOLE                   201082        0        0
FEDEX CORP                     COM              31428X106     5480    65665 SH       SOLE                    65665        0        0
LEXMARK INTL NEW               CL A             529771107     5177   199250 SH       SOLE                   199250        0        0
WESTERN LIBERTY BANCORP        *W EXP 11/27/201 961443116     7282 12136717 SH       SOLE                 12136717        0        0